Details of Significant Accounts - Intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	$ 119
Additions	33
Amortization charge	(37)	$ (31)
Closing net book amount	115
Cost
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	193
Closing net book amount	226
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(74)
Closing net book amount	(111)
Computer software
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	81
Additions	33
Amortization charge	(22)
Closing net book amount	92
Computer software | Cost
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	104
Closing net book amount	137
Computer software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(23)
Closing net book amount	(45)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	38
Amortization charge	(15)
Closing net book amount	23
Other intangible assets | Cost
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	89
Closing net book amount	89
Other intangible assets | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(51)
Closing net book amount	$ (66)